United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Six months ended 01/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2017
Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service	FEUSX
R6	FGULX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2016 through January 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2017, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	50.4%
U.S. Government Agency Securities	15.6%
U.S. Treasury Securities	2.5%
Repurchase Agreements – Cash	35.0%
Other Assets and Liabilities – Net[2]	(3.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—4.7%
	Federal National Mortgage Association ARM—4.7%
$347,687	1.545%, 9/1/2027	$352,128
420,069	1.974%, 5/1/2040	425,994
91,962	1.974%, 5/1/2040	93,267
270,290	1.974%, 8/1/2040	273,703
241,874	2.450%, 7/1/2033	249,125
1,804,624	2.495%, 6/1/2038	1,879,682
1,368,218	2.564%, 4/1/2033	1,410,143
728,919	2.632%, 4/1/2024	748,947
1,205,517	2.647%, 6/1/2036	1,267,710
3,615,248	2.694%, 1/1/2035	3,798,739
27,100	2.695%, 8/1/2032	28,412
15,194	2.715%, 2/1/2033	16,000
7,674,251	2.751%, 2/1/2039	7,979,587
12,885,079	2.800%, 12/1/2035	13,582,381
1,498,855	2.810%, 8/1/2034	1,580,750
328,983	2.820%, 3/1/2033	344,692
1,708,540	2.844%, 1/1/2035	1,784,130
934,892	2.845%, 6/1/2036	978,034
23,994	2.915%, 12/1/2032	25,309
192,115	2.922%, 2/1/2037	200,789
211,327	3.032%, 5/1/2036	224,363
1,257,026	3.133%, 9/1/2035	1,332,303
2,130,888	3.139%, 9/1/2037	2,216,769
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $40,615,074)	40,792,957
	COLLATERALIZED MORTGAGE OBLIGATIONS—45.7%
	Federal Home Loan Mortgage Corporation REMIC—5.2%
33,872	Series 1146 E, 1.817%, 9/15/2021	34,217
612,588	Series 1534 J, 1.667%, 6/15/2023	620,652
574,558	Series 1632 FB, 1.967%, 11/15/2023	584,804
285,386	Series 2111 MA, 1.267%, 1/15/2029	287,486
291,590	Series 2111 MB, 1.267%, 1/15/2029	293,735
297,794	Series 2111 MC, 1.267%, 1/15/2029	299,985
187,934	Series 2286 FA, 1.167%, 2/15/2031	188,460
203,200	Series 2292 KF, 1.021%, 7/25/2022	203,134
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$404,573	Series 2296 FC, 1.267%, 6/15/2029	$408,066
688,080	Series 2326 FJ, 1.717%, 6/15/2031	700,104
851,533	Series 2344 FP, 1.717%, 8/15/2031	866,714
432,245	Series 2367 FG, 1.387%, 6/15/2031	437,428
173,729	Series 2380 FI, 1.367%, 6/15/2031	175,680
1,102,102	Series 2380 FL, 1.367%, 11/15/2031	1,115,215
553,646	Series 2386 FE, 1.467%, 6/15/2031	561,722
225,082	Series 2389 FI, 1.517%, 6/15/2031	228,788
53,398	Series 2395 FT, 1.217%, 12/15/2031	53,626
153,754	Series 2396 FL, 1.367%, 12/15/2031	155,593
676,959	Series 2412 OF, 1.717%, 12/15/2031	688,477
713,764	Series 2418 FO, 1.667%, 2/15/2032	725,046
347,287	Series 242 F29, 1.017%, 11/15/2036	345,497
262,497	Series 244 F22, 1.117%, 12/15/2036	261,975
618,466	Series 244 F30, 1.067%, 12/15/2036	615,927
228,742	Series 2451 FC, 1.767%, 5/15/2031	233,255
18,795	Series 2452 FG, 1.317%, 3/15/2032	18,933
323,058	Series 2460 FE, 1.767%, 6/15/2032	329,343
165,465	Series 2470 FI, 1.167%, 10/15/2026	166,249
231,906	Series 2470 FW, 1.767%, 5/15/2031	236,300
222,039	Series 2470 FX, 1.767%, 5/15/2031	226,245
324,509	Series 2470 GF, 1.767%, 6/15/2032	330,822
155,810	Series 2471 FS, 1.267%, 2/15/2032	156,921
725,550	Series 2475 FL, 1.767%, 2/15/2032	739,925
483,700	Series 2476 FC, 1.767%, 2/15/2032	493,283
313,461	Series 2477 FD, 1.167%, 7/15/2032	314,104
510,842	Series 2479 FA, 1.167%, 8/15/2032	513,153
170,337	Series 2481 FC, 1.767%, 5/15/2031	173,032
6,719	Series 2488 WF, 1.167%, 8/15/2017	6,723
390,471	Series 2493 F, 1.167%, 9/15/2029	391,702
536,762	Series 2495 F, 1.167%, 9/15/2032	539,333
335,816	Series 2498 HF, 1.767%, 6/15/2032	342,349
174,648	Series 2504 FP, 1.267%, 3/15/2032	175,883
661,265	Series 2526 FC, 1.167%, 11/15/2032	663,007
563,866	Series 2530 FK, 1.167%, 6/15/2029	566,659
896,321	Series 2551 FD, 1.167%, 1/15/2033	899,062
78,475	Series 2571 FB, 1.117%, 2/15/2018	78,573
637,766	Series 2571 FK, 1.267%, 9/15/2023	642,495
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$173,262	Series 2610 FD, 1.267%, 12/15/2032	$174,224
2,641,379	Series 2631 FC, 1.167%, 6/15/2033	2,648,654
619,326	Series 2671 F, 1.217%, 9/15/2033	621,941
862,182	Series 2684 FV, 1.667%, 10/15/2033	875,834
1,438,906	Series 2711 FD, 1.267%, 4/15/2018	1,441,388
2,848,270	Series 2750 FG, 1.167%, 2/15/2034	2,859,463
5,904,597	Series 2750 FH, 1.267%, 2/15/2034	5,948,886
322,297	Series 2758 FH, 1.117%, 3/15/2019	323,027
483,339	Series 2763 FB, 1.117%, 4/15/2032	485,048
659,687	Series 2796 FD, 1.117%, 7/15/2026	661,752
1,747,047	Series 2812 LF, 1.167%, 6/15/2034	1,753,831
539,598	Series 2861 AF, 1.067%, 9/15/2034	540,351
1,145,598	Series 3036 NF, 1.067%, 8/15/2035	1,141,598
235,240	Series 3085 FW, 1.467%, 8/15/2035	238,053
1,344,691	Series 3085 VF, 1.087%, 12/15/2035	1,342,353
1,175,528	Series 3184 JF, 1.167%, 7/15/2036	1,176,133
1,224,747	Series 3191 FE, 1.167%, 7/15/2036	1,225,608
140,030	Series 3300 FA, 1.067%, 8/15/2035	139,462
140,527	Series 3325 NF, 1.067%, 8/15/2035	139,957
2,004,199	Series 3380 FP, 1.117%, 11/15/2036	1,999,382
1,401,109	Series 3542 NF, 1.517%, 7/15/2036	1,417,933
	TOTAL	45,244,560
	Federal National Mortgage Association REMIC—14.2%
1,265,601	Series 2003-107 FD, 1.271%, 11/25/2033	1,271,605
340,590	Series 1993-165 FE, 1.921%, 9/25/2023	346,199
170,443	Series 1993-62 FA, 1.803%, 4/25/2023	172,600
226,548	Series 1998-22 FA, 1.168%, 4/18/2028	226,695
64,901	Series 2000-34 F, 1.221%, 10/25/2030	64,837
45,892	Series 2000-37 FA, 1.271%, 11/25/2030	45,904
152,068	Series 2001-34 FB, 1.068%, 12/18/2028	152,063
84,402	Series 2001-34 FL, 1.271%, 8/25/2031	85,046
721,921	Series 2001-46 F, 1.168%, 9/18/2031	725,638
348,478	Series 2001-53 FX, 1.121%, 10/25/2031	346,873
776,751	Series 2001-56 FG, 1.271%, 10/25/2031	782,242
325,523	Series 2001-68 FD, 1.271%, 12/25/2031	328,288
530,214	Series 2002-17 JF, 1.771%, 4/25/2032	540,563
517,062	Series 2002-34 FC, 1.768%, 12/18/2031	527,291
317,396	Series 2002-37 F, 1.571%, 11/25/2031	321,105
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$17,081	Series 2002-39 FB, 1.318%, 3/18/2032	$17,204
261,472	Series 2002-4 FJ, 1.221%, 2/25/2032	262,549
194,666	Series 2002-41 F, 1.321%, 7/25/2032	196,639
1,572,510	Series 2002-47 NF, 1.771%, 4/25/2032	1,602,677
228,117	Series 2002-52 FD, 1.271%, 9/25/2032	229,230
336,310	Series 2002-53 FG, 1.871%, 7/25/2032	344,034
1,167,901	Series 2002-58 FD, 1.371%, 8/25/2032	1,179,693
380,684	Series 2002-64 FJ, 1.771%, 4/25/2032	388,114
306,149	Series 2002-74 FV, 1.221%, 11/25/2032	307,978
232,064	Series 2002-75 FD, 1.768%, 11/18/2032	236,637
863,068	Series 2002-77 FH, 1.168%, 12/18/2032	867,558
383,029	Series 2002-8 FA, 1.518%, 3/18/2032	389,159
149,347	Series 2002-82 FB, 1.271%, 12/25/2032	150,297
592,535	Series 2002-82 FC, 1.771%, 9/25/2032	603,976
323,538	Series 2002-82 FG, 1.221%, 12/25/2032	324,936
1,115,992	Series 2002-89 F, 1.071%, 1/25/2033	1,112,761
361,758	Series 2002-9 FH, 1.271%, 3/25/2032	363,655
237,012	Series 2002-90 FH, 1.271%, 9/25/2032	238,554
2,316,958	Series 2002-93 FJ, 1.321%, 1/25/2033	2,335,955
477,092	Series 2003-102 FT, 1.171%, 10/25/2033	477,407
3,058,986	Series 2003-116 HF, 1.321%, 11/25/2033	3,080,192
549,803	Series 2003-117 KF, 1.171%, 8/25/2033	550,964
970,953	Series 2003-121 FD, 1.171%, 12/25/2033	972,878
299,069	Series 2003-14 FT, 1.271%, 3/25/2033	300,893
674,195	Series 2003-19 FY, 1.171%, 3/25/2033	675,857
256,028	Series 2003-2 FA, 1.271%, 2/25/2033	257,657
458,048	Series 2003-21 TF, 1.221%, 3/25/2033	459,729
182,518	Series 2003-35 FY, 1.171%, 5/25/2018	182,765
808,681	Series 2003-66 FA, 1.121%, 7/25/2033	807,759
884,799	Series 2003-79 FC, 1.221%, 8/25/2033	887,247
1,643,653	Series 2004-17 FT, 1.171%, 4/25/2034	1,645,471
1,984,875	Series 2004-2 FW, 1.171%, 2/25/2034	1,990,699
1,412,243	Series 2004-49 FN, 1.171%, 7/25/2034	1,415,827
3,277,684	Series 2004-49 FQ, 1.221%, 7/25/2034	3,292,866
2,621,195	Series 2004-51 FY, 1.151%, 7/25/2034	2,624,380
1,085,697	Series 2004-53 FC, 1.221%, 7/25/2034	1,088,840
794,595	Series 2004-64 FW, 1.221%, 8/25/2034	799,675
1,221,724	Series 2005-104 FA, 1.171%, 12/25/2035	1,221,591
Semi-Annual Shareholder Report

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$1,101,859	Series 2006-60 FD, 1.201%, 4/25/2035	$1,106,269
5,505,661	Series 2006-75 FP, 1.071%, 8/25/2036	5,483,640
1,050,519	Series 2006-79 DF, 1.121%, 8/25/2036	1,049,506
1,636,314	Series 2006-81 FA, 1.121%, 9/25/2036	1,634,282
3,270,877	Series 2006-90 FE, 1.221%, 9/25/2036	3,285,201
1,770,672	Series 2006-98 FB, 1.081%, 10/25/2036	1,764,170
5,443,396	Series 2006-W1 2AF1, 0.991%, 2/25/2046	5,369,546
1,829,254	Series 2008-52 FD, 1.121%, 6/25/2036	1,824,182
28,982,351	Series 2012-116 FA, 1.071%, 10/25/2042	28,748,846
32,572,334	Series 2017-5 PH, 3.000%, 1/25/2037	33,175,375
	TOTAL	123,262,269
	Government National Mortgage Association REMIC—25.6%
130,701	Series 2001-21 FB, 1.167%, 1/16/2027	131,139
180,031	Series 2001-22 FG, 1.117%, 5/16/2031	180,586
2,099,184	Series 2002-17 FK, 1.327%, 3/20/2032	2,118,610
468,628	Series 2004-59 FV, 1.027%, 10/20/2033	467,703
1,643,515	Series 2009-96 GF, 1.217%, 4/16/2039	1,653,748
16,568,526	Series 2011-H07 FA, 1.147%, 2/20/2061	16,512,994
25,852,914	Series 2012-H15 FB, 1.147%, 6/20/2062	25,754,073
7,356,001	Series 2012-H18 FA, 1.197%, 8/20/2062	7,343,439
6,094,095	Series 2012-H18 SA, 1.227%, 8/20/2062	6,089,941
12,702,015	Series 2012-H24 FC, 1.047%, 10/20/2062	12,598,349
26,798,249	Series 2012-H25 BF, 1.027%, 9/20/2062	26,595,308
22,606,499	Series 2012-H29 BF, 0.987%, 11/20/2062	22,403,241
19,956,708	Series 2012-H29 CF, 0.987%, 2/20/2062	19,762,868
3,221,273	Series 2012-H30 SA, 1.017%, 12/20/2062	3,187,200
16,172,639	Series 2012-H31 FA, 0.997%, 11/20/2062	16,038,628
30,174,550	Series 2015-H02 FA, 1.297%, 1/20/2065	29,872,424
31,559,443	Series 2015-H06 FB, 1.297%, 2/20/2065	31,240,225
	TOTAL	221,950,476
	Fannie Mae—0.7%
226,021	Fannie Mae BA 4035 FB, 1.271%, 8/25/2039	226,345
1,478,949	Fannie Mae FA, 1.271%, 9/25/2038	1,484,421
4,559,977	Fannie Mae GS 3381 FC, 1.371%, 2/25/2037	4,602,519
	TOTAL	6,313,285
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $399,987,699)	396,770,590
Semi-Annual Shareholder Report

Principal Amount		Value
	GOVERNMENT AGENCIES—15.6%
	Federal Farm Credit Bank System Floating Rate Notes—6.4%[1]
$1,700,000	0.815%, 3/24/2017	$1,700,602
5,000,000	0.748%, 7/17/2017	5,004,356
15,000,000	0.758%, 4/17/2017	15,006,166
5,000,000	0.759%, 5/19/2017	5,002,951
5,000,000	0.761%, 9/25/2017	4,997,030
2,150,000	0.792%, 3/13/2017	2,150,560
7,500,000	0.901%, 12/04/2017	7,517,755
5,000,000	0.907%, 6/16/2017	5,006,519
5,000,000	0.936%, 11/28/2017	5,003,685
4,500,000	1.031%, 7/26/2017	4,506,365
	TOTAL	55,895,989
	Federal Farm Credit System—0.1%
500,000	3.150%, 1/12/2018	510,209
	Federal Home Loan Bank Notes—1.5%
3,000,000	0.750% 5/25/2017	2,998,606
5,000,000	1.000% 12/19/2017	5,004,621
4,950,000	1.000%, 02/28/2018	4,956,885
	TOTAL	12,960,112
	Federal Home Loan Bank System Discount Notes—0.2%[2]
1,500,000	0.550%, 5/05/2017	1,497,871
	Federal Home Loan Bank System Floating Rate Notes—4.6%[1]
10,000,000	0.657%, 6/26/2017	9,999,383
10,000,000	0.680%, 8/28/2017	10,002,758
10,000,000	0.743%, 01/24/2018	9,999,170
10,000,000	0.857%, 08/10/2017	10,013,591
	TOTAL	40,014,902
	Federal Home Loan Mortgage Corporation—1.7%
5,000,000	0.750%, 3/9/2017	5,000,676
5,000,000	0.900%, 12/28/2017	4,998,236
5,000,000	1.000%, 12/15/2017	5,004,996
	TOTAL	15,003,908
	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.6%[1]
5,000,000	0.971%, 3/8/2018	5,004,570
	Federal National Mortgage Association—0.5%
4,156,000	0.875%, 2/8/2018	4,149,209
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $134,962,644)	135,036,770
Semi-Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
$54,007	7.500%, 30 Year, 1/1/2032	$63,471
240,524	7.500%, 30 Year, 8/1/2032	284,302
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $313,400)	347,773
	U.S. TREASURIES—2.5%
	U.S. Treasury Notes—2.5%
10,000,000	United States Treasury Note, 0.625%, 8/31/2017	9,995,712
8,000,000	United States Treasury Note, 3.000%, 2/28/2017	8,013,723
4,000,000	United States Treasury Note, 4.750%, 8/15/2017	4,086,113
	TOTAL U.S. TREASURIES (IDENTIFIED COST $22,099,991)	22,095,548
	REPURCHASE AGREEMENTS—35.0%
103,598,000	Interest in $910,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $910,013,903 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $937,314,321.	103,598,000
100,000,000	Interest in $550,000,000 joint repurchase agreement 0.56%, dated 1/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,008,556 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2054 and the market value of those underlying securities was $565,974,803.	100,000,000
$100,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.55%, dated 1/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,038,653 on 2/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,799,066.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	303,598,000
	TOTAL INVESTMENTS—103.5% (IDENTIFIED COST $901,576,808)[3]	898,641,638
	OTHER ASSETS AND LIABILITIES-NET— (3.5)%[4]	(30,806,452)
	TOTAL NET ASSETS—100%	$867,835,186
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.82	$9.87	$9.88	$9.89	$9.92	$9.92
Income From Investment Operations:
Net investment income (loss)	0.00[1,2]	(0.01)[1]	(0.02)[1]	(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	—	(0.04)	0.01	0.01	(0.02)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	(0.05)	(0.01)	(0.01)	(0.03)	0.02
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.00)[2]	—	—	(0.00)[2]	(0.02)
Distributions from net realized gain on investments	(0.00)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.00)[2]	—	—	(0.00)[2]	(0.02)
Net Asset Value, End of Period	$9.82	$9.82	$9.87	$9.88	$9.89	$9.92
Total Return[3]	0.04%	(0.49)%	(0.10)%	(0.10)%	(0.29)%	0.18%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.04%[4]	(0.08)%	(0.19)%	(0.18)%	(0.05)%	0.17%
Expense waiver/reimbursement[5]	0.33%[4]	0.37%	0.36%	0.36%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,891	$8,265	$14,369	$22,915	$29,749	$67,941
Portfolio turnover	11%	8%	22%	9%	43%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.87	$9.92	$9.91	$9.90	$9.92	$9.92
Income From Investment Operations:
Net investment income	0.02[1]	0.04[1]	0.03[1]	0.03	0.04	0.06
Net realized and unrealized gain (loss) on investments	—	(0.05)	0.01	0.01	(0.02)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.02	(0.01)	0.04	0.04	0.02	0.06
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.04)	(0.06)
Distributions from net realized gain on investments	(0.00)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.02)	(0.04)	(0.03)	(0.03)	(0.04)	(0.06)
Net Asset Value, End of Period	$9.87	$9.87	$9.92	$9.91	$9.90	$9.92
Total Return[3]	0.26%	(0.11)%	0.36%	0.37%	0.17%	0.63%
Ratios to Average Net Assets:
Net expenses	0.26%[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.49%[4]	0.39%	0.26%	0.27%	0.37%	0.62%
Expense waiver/reimbursement[5]	0.27%[4]	0.31%	0.31%	0.31%	0.30%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$573,416	$525,218	$534,159	$603,301	$791,030	$658,632
Portfolio turnover	11%	8%	22%	9%	43%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Year Ended July 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.87	$9.92	$9.91	$9.90	$9.92	$9.92
Income From Investment Operations:
Net investment income	0.02[1]	0.03[1]	0.02[1]	0.02	0.03	0.05
Net realized and unrealized gain (loss) on investments	—	(0.05)	0.01	0.01	(0.02)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.02	(0.02)	0.03	0.03	0.01	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.02)	(0.02)	(0.03)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.02)	(0.03)	(0.02)	(0.02)	(0.03)	(0.05)
Net Asset Value, End of Period	$9.87	$9.87	$9.92	$9.91	$9.90	$9.92
Total Return[3]	0.21%	(0.21)%	0.26%	0.27%	0.07%	0.53%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.40%[4]	0.29%	0.16%	0.17%	0.28%	0.51%
Expense waiver/reimbursement[5]	0.28%[4]	0.32%	0.31%	0.31%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$282,934	$308,777	$346,922	$451,554	$530,997	$686,817
Portfolio turnover	11%	8%	22%	9%	43%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2017	Period Ended 7/31/2016[1]

Net Asset Value, Beginning of Period	$9.87	$9.86
Income From Investment Operations:
Net investment income	0.02[2]	0.02[2]
Net realized and unrealized gain on investments	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)
Distributions from net realized gain on investments	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.03)	(0.02)
Net Asset Value, End of Period	$9.87	$9.87
Total Return[4]	0.27%	0.28%
Ratios to Average Net Assets:
Net expenses	0.24%[5]	0.23%[5]
Net investment income	0.49%[5]	0.66%[5]
Expense waiver/reimbursement[6]	0.25%[5]	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,595	$59
Portfolio turnover	11%	8%[7]
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2017 (unaudited)
Assets:
Investment in repurchase agreements	$303,598,000
Investment in securities	595,043,638
Total investment in securities, at value (identified cost $901,576,808)		$898,641,638
Cash		685
Income receivable		503,721
Receivable for shares sold		3,374,857
TOTAL ASSETS		902,520,901
Liabilities:
Payable for investments purchased	$33,250,670
Payable for shares redeemed	1,232,847
Income distribution payable	23,239
Payable to adviser (Note 4)	2,430
Payable for administrative fee (Note 4)	1,856
Payable for distribution services fee (Note 4)	1,541
Payable for other service fees (Note 2)	26,944
Accrued expenses (Note 4)	146,188
TOTAL LIABILITIES		34,685,715
Net assets for 87,941,442 shares outstanding		$867,835,186
Net Assets Consist of:
Paid-in capital		$870,750,235
Net unrealized depreciation of investments		(2,935,170)
Accumulated net realized gain on investments		1,271
Undistributed net investment income		18,850
TOTAL NET ASSETS		$867,835,186
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$9,890,620 ÷ 1,007,669 shares outstanding, no par value, unlimited shares authorized	$9.82
Offering price per share (100/98.00 of $9.82)	$10.02
Redemption proceeds per share	$9.82
Institutional Shares:
$573,416,328 ÷ 58,098,709 shares outstanding, no par value, unlimited shares authorized	$9.87
Offering price per share	$9.87
Redemption proceeds per share	$9.87
Service Shares:
$282,933,551 ÷ 28,673,527 shares outstanding, no par value, unlimited shares authorized	$9.87
Offering price per share	$9.87
Redemption proceeds per share	$9.87
Class R6 Shares:
$1,594,687 ÷ 161,537 shares outstanding, no par value, unlimited shares authorized	$9.87
Offering price per share	$9.87
Redemption proceeds per share	$9.87
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2017 (unaudited)
Investment Income:
Interest			$3,040,445
Expenses:
Investment adviser fee (Note 4)		$1,415,524
Administrative fee (Note 4)		316,468
Custodian fees		19,248
Transfer agent fee (Note 2)		231,186
Directors'/Trustees' fees (Note 4)		4,335
Auditing fees		13,969
Legal fees		5,768
Portfolio accounting fees		83,782
Distribution services fee (Note 4)		11,153
Other service fees (Note 2)		159,713
Share registration costs		36,117
Printing and postage		10,862
Miscellaneous (Note 4)		23,199
TOTAL EXPENSES		2,331,324
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,011,220)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(111,026)
TOTAL WAIVERS AND REIMBURSEMENT		(1,122,246)
Net expenses			1,209,078
Net investment income			1,831,367
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,272
Net change in unrealized depreciation of investments			82,860
Net realized and unrealized gain on investments			84,132
Change in net assets resulting from operations			1,915,499
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2017	Year Ended 7/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	1,831,367	2,789,474
Net realized gain on investments	1,272	367,684
Net change in unrealized appreciation/depreciation of investments	82,860	(4,820,402)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,915,499	(1,663,244)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,859)	(1,852)
Institutional Shares	(1,236,007)	(1,810,373)
Service Shares	(596,889)	(960,271)
Class R6 Shares	(1,209)	(29)
Distributions from net realized gain on investments
Class A Shares	(1,260)	—
Institutional Shares	(61,542)	—
Service Shares	(39,758)	—
Class R6 Shares	(157)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,939,681)	(2,772,525)
Share Transactions:
Proceeds from sale of shares	320,356,146	616,707,826
Net asset value of shares issued to shareholders in payment of distributions declared	1,792,075	2,460,959
Cost of shares redeemed	(296,607,698)	(667,864,100)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,540,523	(48,695,315)
Change in net assets	25,516,341	(53,131,084)
Net Assets:
Beginning of period	842,318,845	895,449,929
End of period (including undistributed net investment income of $18,850 and $24,447, respectively)	$867,835,186	$842,318,845
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2017 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Trustees”).
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of
Semi-Annual Shareholder Report

the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees and other service fees unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waivers and reimbursement of $1,122,246 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$2,585	$—
Institutional Shares	134,634	(60,014)
Service Shares	93,944	(47,551)
Class R6 Shares	23	—
TOTAL	$231,186	$(107,565)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC
Semi-Annual Shareholder Report

may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$11,153
Service Shares	148,560
TOTAL	$159,713
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	337,072	$3,308,666	482,462	$4,745,028
Shares issued to shareholders in payment of distributions declared	416	4,075	185	1,818
Shares redeemed	(171,824)	(1,686,564)	(1,095,994)	(10,775,923)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	165,664	$1,626,177	(613,347)	$(6,029,077)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,215,893	$288,366,742	56,850,223	$561,852,055
Shares issued to shareholders in payment of distributions declared	116,941	1,154,370	152,742	1,508,022
Shares redeemed	(24,452,028)	(241,296,700)	(57,646,916)	(569,693,540)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,880,806	$48,224,412	(643,951)	$(6,333,463)

	Six Months Ended 1/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,291,519	$22,608,741	5,057,784	$49,983,298
Shares issued to shareholders in payment of distributions declared	64,086	632,264	96,362	951,090
Shares redeemed	(4,975,383)	(49,086,609)	(8,843,276)	(87,326,230)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,619,778)	$(25,845,604)	(3,689,130)	$(36,391,842)

	Six Months Ended 1/31/2017		Period Ended 7/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	615,028	$6,071,997	12,913	$127,445
Shares issued to shareholders in payment of distributions declared	138	1,366	3	29
Shares redeemed	(459,614)	(4,537,825)	(6,931)	(68,407)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	155,552	$1,535,538	5,985	$59,067
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,582,244	$25,540,523	(4,940,443)	$(48,695,315)
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to July 31, 2016.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the Adviser voluntarily waived $1,011,220 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$11,153	$(3,461)
TOTAL	$11,153	$(3,461)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2017, FSC retained $3,261 of fees paid by the Fund. For the six months ended January 31, 2017, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2017, FSC did not retain sales charges from the sale of the Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25%, 0.35% and 0.23% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2017, were as follows:
Purchases	$67,351,297
Sales	$56,741,720
6. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
Semi-Annual Shareholder Report

requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2017, the Fund had no outstanding loans. During the six months ended January 31, 2017, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2017, there were no outstanding loans. During the six months ended January 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2016	Ending Account Value 1/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.40	$3.58
Institutional Shares	$1,000	$1,002.60	$1.31
Service Shares	$1,000	$1,002.10	$1.82
R6 Shares	$1,000	$1,002.70	$1.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.60	$3.62
Institutional Shares	$1,000	$1,023.90	$1.33
Service Shares	$1,000	$1,023.40	$1.84
R6 Shares	$1,000	$1,024.00	$1.22
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.71%
Institutional Shares	0.26%
Service Shares	0.36%
R6 Shares	0.24%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Semi-Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund
Semi-Annual Shareholder Report

family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
30064 (3/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2017